VARIABLE INTEREST ENTITIES ("VIEs") - Narrative (Details) - Variable Interest Entity, Primary Beneficiary - vessel			6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024
Variable Interest Entity [Line Items]
Number of vessels assumed in sale and leaseback transaction	2	2
Minimum
Variable Interest Entity [Line Items]
Lease term			7 years
Maximum
Variable Interest Entity [Line Items]
Lease term			10 years